Financial instruments - Unsecured Obligations, Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Notional amount	$ 62,231	$ 313,107
Current maturities	62,231	313,107
Borrowing costs	(5,429)	(5,336)
Total	56,802	307,771
Up to 90 days
Financial instruments [Line Items]
Notional amount	51,675	302,595
Current maturities	51,675	302,595
90 days to 1 year
Financial instruments [Line Items]
Notional amount	10,556	10,512
Current maturities	$ 10,556	$ 10,512
Single Series Bond, ThUS$250,000
Financial instruments [Line Items]
Effective rate		0.39%
Nominal rate		4.38%
Notional amount		$ 254,648
Current maturities		254,648
Borrowing costs		(36)
Total		254,612
Single Series Bond, ThUS$250,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount		254,648
Current maturities		254,648
Single Series Bond, ThUS$250,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		0
Current maturities		$ 0
Single Series Bond, ThUS$450,000
Financial instruments [Line Items]
Effective rate	1.58%	1.98%
Nominal rate	4.25%	4.25%
Notional amount	$ 2,869	$ 2,869
Current maturities	2,869	2,869
Borrowing costs	(679)	(677)
Total	2,190	2,192
Single Series Bond, ThUS$450,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Single Series Bond, ThUS$450,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	2,869	2,869
Current maturities	$ 2,869	$ 2,869
Single Series Bond, ThUS$400,000
Financial instruments [Line Items]
Effective rate	3.25%	3.43%
Nominal rate	4.25%	4.25%
Notional amount	$ 7,508	$ 7,508
Current maturities	7,508	7,508
Borrowing costs	(235)	(235)
Total	7,273	7,273
Single Series Bond, ThUS$400,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	7,508	7,508
Current maturities	7,508	7,508
Single Series Bond, ThUS$400,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Single Series Bond, ThUS$700,000
Financial instruments [Line Items]
Effective rate	2.98%	3.14%
Nominal rate	3.50%	3.50%
Notional amount	$ 7,554	$ 7,554
Current maturities	7,554	7,554
Borrowing costs	(555)	(555)
Total	6,999	6,999
Single Series Bond, ThUS$700,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	7,554	7,554
Current maturities	7,554	7,554
Single Series Bond, ThUS$700,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Single Series Bond, ThUS$750,000
Financial instruments [Line Items]
Effective rate	5.26%	6.02%
Nominal rate	6.50%	6.50%
Notional amount	$ 7,313	$ 7,313
Current maturities	7,313	7,313
Borrowing costs	(1,612)	(1,611)
Total	5,701	5,702
Single Series Bond, ThUS$750,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Single Series Bond, ThUS$750,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	7,313	7,313
Current maturities	$ 7,313	$ 7,313
Single Series Bond, ThUS$850,000
Financial instruments [Line Items]
Effective rate	5.17%	5.86%
Nominal rate	5.50%	5.50%
Notional amount	$ 14,415	$ 14,415
Current maturities	14,415	14,415
Borrowing costs	(1,937)	(1,935)
Total	12,478	12,480
Single Series Bond, ThUS$850,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	14,415	14,415
Current maturities	14,415	14,415
Single Series Bond, ThUS$850,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series H bonds
Financial instruments [Line Items]
Effective rate	1.58%	1.55%
Nominal rate	4.90%	4.90%
Notional amount	$ 17,614	$ 15,844
Current maturities	17,614	15,844
Borrowing costs	(172)	(172)
Total	17,442	15,672
Series H bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	17,614	15,844
Current maturities	17,614	15,844
Series H bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series O bonds
Financial instruments [Line Items]
Effective rate	1.35%	1.51%
Nominal rate	3.80%	3.80%
Notional amount	$ 1,030	$ 907
Current maturities	1,030	907
Borrowing costs	(81)	(81)
Total	949	826
Series O bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	1,030	907
Current maturities	1,030	907
Series O bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series P bonds
Financial instruments [Line Items]
Effective rate	0.79%	1.10%
Nominal rate	3.25%	3.25%
Notional amount	$ 1,953	$ 1,719
Current maturities	1,953	1,719
Borrowing costs	(12)	(12)
Total	1,941	1,707
Series P bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	1,953	1,719
Current maturities	1,953	1,719
Series P bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series Q bonds
Financial instruments [Line Items]
Effective rate	2.06%	2.23%
Nominal rate	3.45%	3.45%
Notional amount	$ 374	$ 330
Current maturities	374	330
Borrowing costs	(22)	(22)
Total	352	308
Series Q bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Series Q bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	374	330
Current maturities	$ 374	$ 330
Series S Bonds
Financial instruments [Line Items]
Effective rate	4.00%
Nominal rate	4.00%
Notional amount	$ 1,601
Current maturities	1,601
Borrowing costs	(124)
Total	1,477
Series S Bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	1,601
Current maturities	1,601
Series S Bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0
Current maturities	$ 0